Off-Balance Sheet Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 446.7	$ 430.3
Variable rate product commitments (in hundredths)	80.00%	79.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 8.0	$ 6.5
Off balance sheet instrument term	12 months